Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 1,355,273	$ 1,893,991
State	364,394	541,064
Current Income Tax Expense (Benefit), Total	1,719,667	2,435,055
Deferred	307,153	95,150
Income Tax Expense (Benefit), Total	$ 2,026,820	$ 2,530,205